Land Use Rights (Tables)	12 Months Ended
May 31, 2013
Text Block [Abstract]
Land Use Rights, Net

Land use rights consisted of the following:

	As of May 31,
	2012	2013
	US$	US$

Land use rights	3,980	5,023
Less: accumulated amortization	(747)	(855)
Exchange differences	243	374

Land use rights, net	3,476	4,542